Fair Value (FY)	12 Months Ended
Dec. 31, 2023
Entity Information [Line Items]
Fair Value

4. FAIR VALUE

The fair value of current financial assets and liabilities approximate their reported carrying amounts. The estimated fair values of the Company’s assets and liabilities have been determined using available market information. Because these amounts are estimates and based on hypothetical transactions to sell assets or transfer liabilities, the use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Fair Value Hierarchy and Valuation Techniques

ASC 820 defines and establishes a framework for measuring fair value and expands disclosures about fair value measurements for financial assets and liabilities that are adjusted to fair value on a recurring basis and/or financial assets and liabilities that are measured at fair value on a nonrecurring basis, which have been adjusted to fair value during the period. In accordance with ASC 820, we have categorized our financial assets and liabilities that are adjusted to fair value, based on the priority of the inputs to the valuation technique, following the three-level fair value hierarchy prescribed by ASC 820 as follows:

Level 1 - unadjusted quoted prices for identical assets or liabilities in an active market;

Level 2 - inputs from quoted prices in markets where trading occurs infrequently or quoted prices of instruments with similar attributes in active markets; and

Level 3 - unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.

Whenever possible, quoted prices in active markets are used to determine the fair value of our financial instruments. Our financial instruments are not held for trading or other speculative purposes. The estimated fair value of financial instruments has been determined by using available market information and appropriate valuation methodologies. However, considerable judgment is required in interpreting market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts that we could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Financial Assets

VEBA Assets

IPALCO has VEBA investments that are to be used to fund certain employee postretirement health care benefit plans. These assets are primarily comprised of open-ended mutual funds, which are valued using the net assets value per unit. These investments are recorded at fair value within “Other non-current assets” on the accompanying Consolidated Balance Sheets and classified as equity securities. All changes to fair value on the VEBA investments are included in income in the period that the changes occur. These changes to fair value were not material for the years ended December 31, 2023, 2022, or 2021. Any unrealized gains or losses are recorded in “Other (expense) / income, net” on the accompanying Consolidated Statements of Operations and were not material to the consolidated financial statements in the periods covered by this report.

FTRs

In connection with AES Indiana’s participation in MISO, in the second quarter of each year AES Indiana is granted financial instruments that can be converted into cash or FTRs based on AES Indiana’s forecasted peak load for the period. FTRs are used in the MISO market to hedge AES Indiana’s exposure to congestion charges, which result from constraints on the transmission system. AES Indiana’s FTRs are valued at the cleared auction prices for FTRs in MISO’s annual auction. Because of the infrequent nature of this valuation, the fair value assigned to the FTRs is considered a Level 3 input under the fair value hierarchy required by ASC 820. An offsetting regulatory liability has been recorded as these revenue or costs will be flowed through to customers through the FAC. As such, there is no impact on our Consolidated Statements of Operations.

Forward Power Contracts

As of December 31, 2023 and 2022, all outstanding forward power contracts had settled and there was no notional amount outstanding. All changes in the market value of the forward power contracts were recorded in the Consolidated Statements of Operations in the period in which the change occurred. See also Note 5, “Derivative Instruments and Hedging Activities—Derivatives Not Designated as Hedge” for further information.

Interest Rate Hedges

IPALCO’s interest rate hedges have a combined notional amount of $400.0 million. All changes in the market value of the interest rate hedges are recorded in AOCI. See also Note 5, “Derivative Instruments and Hedging Activities—Cash Flow Hedges” for further information.

Recurring Fair Value Measurements

The fair value of assets at December 31, 2023 and 2022 measured on a recurring basis and the respective category within the fair value hierarchy for IPALCO was determined as follows:

	Fair Value as of December 31, 2023				Fair Value as of December 31, 2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(In Thousands)
Financial assets:
VEBA investments:
Money market funds	$127	$—	$—	$127	$5	$—	$—	$5
Mutual funds	3,425	—	—	3,425	3,223	—	—	3,223
Total VEBA investments	3,552	—	—	3,552	3,228	—	—	3,228
FTRs	—	—	1,388	1,388	—	—	7,545	7,545
Interest rate hedges	—	14,294	—	14,294	—	12,172	—	12,172
Total financial assets measured at fair value	$3,552	$14,294	$1,388	$19,234	$3,228	$12,172	$7,545	$22,945

The following table sets forth a roll forward of financial instruments, measured at fair value on a recurring basis, classified as Level 3 in the fair value hierarchy (note, amounts in this table indicate carrying values, which approximate fair values):

Reconciliation of Financial Instruments Classified as Level 3
(In Thousands)
Balance at January 1, 2022	$1,235
Issuances	15,338
Settlements	(9,028)
Balance at December 31, 2022	7,545
Issuances	3,624
Settlements	(9,781)
Balance at December 31, 2023	$1,388

Financial Instruments not Measured at Fair Value in the Consolidated Balance Sheets

Debt

The fair value of our outstanding fixed-rate debt has been determined on the basis of the quoted market prices of the specific securities issued and outstanding. In certain circumstances, the market for such securities was inactive and therefore the valuation was adjusted to consider changes in market spreads for similar securities. Accordingly, the purpose of this disclosure is not to approximate the value on the basis of how the debt might be refinanced.

The following table shows the face value and the fair value of fixed-rate and variable-rate indebtedness (Level 2) for the periods ending:

	December 31, 2023		December 31, 2022
	Face Value	Fair Value	Face Value	Fair Value
	(In Thousands)
Fixed-rate	$3,033,800	$2,860,467	$3,033,800	$2,775,644
Variable-rate	455,000	455,000	—	—
Total indebtedness	$3,488,800	$3,315,467	$3,033,800	$2,775,644

The difference between the face value and the carrying value of this indebtedness represents the following:

●	unamortized deferred financing costs of $24.8 million and $26.3 million at December 31, 2023 and 2022, respectively; and

●	unamortized discounts of $6.8 million and $7.1 million at December 31, 2023 and 2022, respectively.

Indianapolis Power And Light Company
Entity Information [Line Items]
Fair Value

4. FAIR VALUE

The fair value of current financial assets and liabilities approximate their reported carrying amounts. The estimated fair values of AES Indiana’s assets and liabilities have been determined using available market information. Because these amounts are estimates and based on hypothetical transactions to sell assets or transfer liabilities, the use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Fair Value Hierarchy and Valuation Techniques

ASC 820 defines and establishes a framework for measuring fair value and expands disclosures about fair value measurements for financial assets and liabilities that are adjusted to fair value on a recurring basis and/or financial assets and liabilities that are measured at fair value on a nonrecurring basis, which have been adjusted to fair value during the period. In accordance with ASC 820, AES Indiana has categorized its financial assets and liabilities that are adjusted to fair value, based on the priority of the inputs to the valuation technique, following the three-level fair value hierarchy prescribed by ASC 820 as follows:

Level 1 – unadjusted quoted prices for identical assets or liabilities in an active market;

Level 2 – inputs from quoted prices in markets where trading occurs infrequently or quoted prices of instruments with similar attributes in active markets; and

Level 3 – unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.

Whenever possible, quoted prices in active markets are used to determine the fair value of AES Indiana’s financial instruments. AES Indiana’s financial instruments are not held for trading or other speculative purposes. The estimated fair value of financial instruments has been determined by using available market information and appropriate valuation methodologies. However, considerable judgment is required in interpreting market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts that AES Indiana could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Financial Assets

FTRs

In connection with AES Indiana’s participation in MISO, in the second quarter of each year AES Indiana is granted financial instruments that can be converted into cash or FTRs based on AES Indiana’s forecasted peak load for the period. FTRs are used in the MISO market to hedge AES Indiana’s exposure to congestion charges, which result from constraints on the transmission system. AES Indiana’s FTRs are valued at the cleared auction prices for FTRs in MISO’s annual auction. Because of the infrequent nature of this valuation, the fair value assigned to the FTRs is considered a Level 3 input under the fair value hierarchy required by ASC 820. An offsetting regulatory liability has been recorded as these revenue or costs will be flowed through to customers through the FAC. As such, there is no impact on AES Indiana’s Consolidated Statements of Operations.

Forward Power Contracts

As of December 31, 2023 and 2022, all outstanding forward power contracts had settled and there was no notional amount outstanding. All changes in the market value of the forward power contracts were recorded in the Consolidated Statements of Operations in the period in which the change occurred. See also Note 5, “Derivative Instruments and Hedging Activities—Derivatives Not Designated as Hedge” for further information.

Recurring Fair Value Measurements

The fair value of assets at December 31, 2023 and 2022 measured on a recurring basis and the respective category within the fair value hierarchy for AES Indiana was determined as follows:

	Fair Value as of December 31, 2023				Fair Value as of December 31, 2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(In Thousands)
Financial assets:
FTRs	$—	$—	$1,388	$1,388	$—	$—	$7,545	$7,545
Total financial assets measured at fair value	$—	$—	$1,388	$1,388	$—	$—	$7,545	$7,545

The following table sets forth a roll forward of financial instruments, measured at fair value on a recurring basis, classified as Level 3 in the fair value hierarchy (note, amounts in this table indicate carrying values, which approximate fair values):

Reconciliation of Financial Instruments Classified as Level 3
(In Thousands)
Balance at January 1, 2022	$1,235
Issuances	15,338
Settlements	(9,028)
Balance at December 31, 2022	7,545
Issuances	3,624
Settlements	(9,781)
Balance at December 31, 2023	$1,388

Financial Instruments Not Measured at Fair Value in the Consolidated Balance Sheets

Debt

The fair value of AES Indiana’s outstanding fixed-rate debt has been determined on the basis of the quoted market prices of the specific securities issued and outstanding. In certain circumstances, the market for such securities was inactive and therefore the valuation was adjusted to consider changes in market spreads for similar securities. Accordingly, the purpose of this disclosure is not to approximate the value on the basis of how the debt might be refinanced.

The following table shows the face value and the fair value of fixed-rate and variable-rate indebtedness (Level 2) for the periods ending:

	December 31, 2023		December 31, 2022
	Face Value	Fair Value	Face Value	Fair Value
	(In Thousands)
Fixed-rate	$2,153,800	$2,020,997	$2,153,800	$1,959,233
Variable-rate	455,000	455,000	—	—
Total indebtedness	$2,608,800	$2,475,997	$2,153,800	$1,959,233

The difference between the face value and the carrying value of this indebtedness represents the following:

●	unamortized deferred financing costs of $20.2 million and $20.4 million at December 31, 2023 and 2022, respectively; and

●	unamortized discounts of $6.4 million and $6.7 million at December 31, 2023 and 2022, respectively.